Consolidated Statements of Comprehensive Loss (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ (258,907)	$ (964,713)	$ (4,093,287)	$ (2,527,910)	$ (3,576,162)	$ (2,402,549)
Other comprehensive income:
Foreign currency cumulative translation adjustment			(25,749)		25,749
Other comprehensive loss			(25,749)		25,749
Comprehensive loss	$ (258,907)	$ (964,713)	$ (4,119,036)	$ (2,527,910)	$ (3,550,413)	$ (2,402,549)